Deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
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Analysis of Deferred Tax Balances for Financial Reporting Purposes	The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2019 £m	Offset 2019 £m	As reported 2019 £m	Gross 2018 £m	Offset 2018 £m	As reported 2018 £m
Deferred tax assets	430.9	(243.0)	187.9	412.0	(259.0)	153.0
Deferred tax liabilities	(622.8)	243.0	(379.8)	(738.5)	259.0	(479.5)
	(191.9)		(191.9)	(326.5)	–	(326.5)

Movements of Major Gross Deferred Tax Assets	The following are the major gross deferred tax assets recognised by the Group and movements thereon in 2019 and 2018:

	Deferred compensation £m	Accounting provisions and accruals £m	Retirement benefit obligations £m	Property, plant and equipment £m	Tax losses and credits £m	Share- based payments £m	Restructuring provisions £m	Other temporary differences £m	Total £m
1 January 2018	53.5	84.9	75.6	68.4	72.7	33.0	5.8	17.9	411.8
Acquisition of subsidiaries	–	–	–	–	–	–	–	2.0	2.0
Credit/(charge) to income	4.7	13.0	(11.2)	(20.6)	(8.9)	(15.3)	10.7	11.0	(16.6)
Charge to other comprehensive income	–	–	(0.2)	–	–	–	–	–	(0.2)
Charge to equity	–	–	–	–	–	(1.6)	–	–	(1.6)
Exchange differences	3.4	3.5	4.3	0.1	3.3	0.7	0.8	0.5	16.6
31 December 2018	61.6	101.4	68.5	47.9	67.1	16.8	17.3	31.4	412.0
(Charge)/credit to income	(1.7)	10.2	6.7	19.4	24.2	2.9	12.5	(16.6)	57.6
Charge to other comprehensive income	–	–	(3.2)	–	–	–	–	–	(3.2)
Credit to equity	–	–	–	27.8	–	3.1	–	–	30.9
Transfer to disposal group classified as held for sale	(4.2)	(19.2)	(12.3)	(13.6)	(3.0)	(0.7)	(3.4)	0.1	(56.3)
Exchange differences	(2.2)	(5.0)	(2.2)	3.2	(2.0)	(0.6)	(0.6)	(0.7)	(10.1)
31 December 2019	53.5	87.4	57.5	84.7	86.3	21.5	25.8	14.2	430.9

Movements of Gross Deferred Tax Liabilities
In addition the Group has recognised the following gross deferred tax liabilities and movements thereon in 2019 and 2018:

	Brands and other intangibles £m	Associate earnings £m	Goodwill £m	Property, plant and equipment £m	Financial instruments £m	Other temporary differences £m	Total £m
1 January 2018	489.2	21.6	140.4	21.2	36.2	56.6	765.2
Acquisition of subsidiaries	10.7	–	–	–	–	–	10.7
(Credit)/charge to income	(68.8)	(3.9)	31.8	(0.3)	(0.9)	(20.7)	(62.8)
Charge to other comprehensive income	–	–	–	–	–	0.5	0.5
Exchange differences	7.5	(0.1)	10.1	1.3	4.6	1.5	24.9
31 December 2018	438.6	17.6	182.3	22.2	39.9	37.9	738.5
Acquisition of subsidiaries	0.8	–	–	–	–	–	0.8
(Credit)/charge to income	(31.2)	68.6	10.3	(22.2)	(0.7)	(6.7)	18.1
Credit to other comprehensive income	–	–	–	–	–	(9.6)	(9.6)
Transfer to disposal group classified as held for sale	(46.6)	(7.9)	(51.7)	–	–	0.6	(105.6)
Exchange differences	(9.3)	(1.8)	(5.5)	–	(2.3)	(0.5)	(19.4)
31 December 2019	352.3	76.5	135.4	–	36.9	21.7	622.8